                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06711

                       Morgan Stanley Special Growth Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                     (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: February 29, 2004

Date of reporting period: February 29, 2004

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Special Growth Fund performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

Fund Report
For the Year Ended February 29, 2004

Total Return for the 12-Month Period Ended February 29, 2004

Class A	Class B	Class C	Class D	Russell 2000 Growth Index[1]	Lipper Mid-Cap Growth Funds Index[2]	Lipper Small-Cap Growth Funds Index[3]
57.78%	56.66%	56.79%	58.26%	64.86%	45.11%	60.06%

Past performance is no guarantee of future results and current performance may be lower or higher than the figures shown. For more up-to-date information, including month-end performance figures, please visit morganstanley.com or speak with your financial advisor.
The performance of the Fund's four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance information.

Market Conditions

The U.S. equity markets rose strongly during the 12 months ended February 29, 2004. The market rally began in March 2003 on the heels of the Iraq War's conclusion and solidified during the latter half of the year as economic data boosted investor confidence. The Bush administration's passage of tax cuts for income, capital gains and dividends made equity investing more appealing as well. As a result, investors previously sidelined by the bear market of 2001–2002 moved assets back into equities and helped drive the market higher.

Measures of consumer confidence and manufacturing activity reached high levels and helped solidify the economy's recovery. Subsequently, corporate earnings improved, exceeding analysts' expectations for the first three quarters of 2003. Cyclical sectors such as technology and industrials led the market, while basic materials—including precious metals—gained on demand growth from China and perceived uncertainty over the U.S. dollar's decline. Small- and micro-cap companies outperformed strongly, especially lower-quality companies that entered the period with low stock prices.

Investor sentiment changed as 2003 came to a close. Fears of an interest-rate hike by the Federal Reserve induced investors to reduce their risk exposure, which they did by shifting assets to defensive and other sectors that had been lagging. For example, telecommunications had trailed the 2003 rally but was a sector leader for the month of January amid speculations of merger activity. The U.S. dollar also gained during January, reversing some of the previous year's gains in precious metals.

Performance Analysis

For the 12-month period ended February 29, 2004, Morgan Stanley Special Growth Fund underperformed the Russell 2000 Growth Index, underperformed the Lipper Small-Cap Growth Funds Index, its current Lipper classification and outperformed the Lipper Mid-Cap Growth Funds Index, its prior Lipper classification. Stock selection was the main driver of underperformance as quality and size headwinds affected results. Weak stock selection in health care, led by Accredo Health and Regeneron Pharmaceuticals, was the Fund's largest detractor to relative performance. Accredo, a product provider for patients with chronic illnesses, struggled after company executives issued revenue warnings for 2003–2004. Regeneron's stock fell after poor trial data were reported in for an obesity therapy drug. The Fund's stock picks in information technology also hurt, as high-beta stocks the Fund tends not to hold rallied ahead of the Fund's more-stable holdings.

The negative results were partially offset by positive performance in other areas of the Fund's portfolio. Stock selection and a substantial overweighted allocation relative to the Russell 2000 Growth Index in the consumer discretionary sector was the largest positive contributor. GTECH Holdings, a lottery administrator, and Tractor Supply Company, a ranch and farm products retailer, led the Fund's consumer discretionary positions. GTECH benefited from promising acquisitions, new products and earnings guidance, and Tractor Supply has seen excellent growth in same-store sales and has an ambitious expansion plan. The Fund also gained on strong stock selection in the energy sector. One of the Fund's top ten holdings, Ultra Petroleum, benefited from high natural gas prices and a regulatory change that allowed the company to place its wells closer together.

TOP 10 HOLDINGS
Ultra Petroleum Corp.	2.7%
Dade Behring Holdings Inc.	2.6
SpectraSite Inc.	2.3
Imagistics Intl. Inc.	2.2
NTL Inc.	2.2
Wynn Resorts Ltd.	2.1
Abitron Inc.	1.9
VCA Antech Inc.	1.8
GTECH Holdings Corp.	1.6
Tuesday Morning Corp.	1.5

TOP FIVE INDUSTRIES
Casino/Gaming	7.1%
Specialty Telecommunications	6.7
Biotechnology	6.0
Medical Specialities	5.7
Specialty Stores	4.9

Data as of February 29, 2004. Subject to change daily. All percentages are a percentage of net assets. Provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 65% of its assets in a diversified portfolio of common stocks and other equity securities of small companies with market capitalizations, at the time of purchase, within the capitalization range of securities comprising the Russell 2000 Growth Index (approximately $5.25 million to $2.2 billion as of March 30, 2003). The Fund's "Investment Manager," Morgan Stanley Investment Advisors Inc., invests in companies that it believes exhibit superior earnings growth potential and attractive stock market valuations. In determining which securities to buy, hold or sell for the Fund, the Investment Manager uses its proprietary research in pursuing a philosophy that emphasizes individual company selection. Quantitative and qualitative standards are used to screen companies to provide a list of potential investment securities. The Investment Manager then subjects these securities to a fundamental analysis using a variety of criteria. There are no minimum rating or quality requirements with respect to the convertible securities in which the Fund may invest, and the Fund may invest up to 35% of its net assets in these investments.

Annual Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Proxy Voting Policies and Procedures

A description of the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities is available without charge, upon request, by calling (800) 869-NEWS. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Performance Summary

Performance of a $10,000 Investment — Class B

Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

Average Annual Total Returns — Period Ended February 29, 2004

	Class A Shares* (since 07/28/97)		Class B Shares** (since 08/02/93)		Class C Shares† (since 07/28/97)		Class D Shares†† (since 07/28/97)
Symbol	SMPAX		SMPBX		SMPCX		SMPDX
1 Year	57.78%	[4]	56.66%	[4]	56.79%	[4]	58.26%	[4]
	49.50	[5]	51.66	[5]	55.79	[5]	—
5 Years	(5.98)	[4]	(6.65)	[4]	(6.68)	[4]	(5.78)	[4]
	(6.99)	[5]	(6.99)	[5]	(6.68)	[5]	—
10 Years	—		4.63	[4]	—		—
	—		4.63	[5]	—		—
Since Inception	(0.97)	[4]	4.66	[4]	(1.71)	[4]	(0.76)	[4]
	(1.77)	[5]	4.66	[5]	(1.71)	[5]	—

Notes on Performance

(1)	The Russell 2000 Growth Index measures the performance of those companies in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper Mid-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Mid-Cap Growth Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 Funds represented in this Index.
(3)	The Lipper Small-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Small-Cap Growth Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
(4)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(5)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
‡	Ending value assuming a complete redemption on February 29, 2004.

Morgan Stanley Special Growth Fund

Portfolio of Investments February 29, 2004

NUMBER OF SHARES		VALUE
	Common Stocks (99.0%)
	Advertising/Marketing Services (2.9%)
90,950	Abitron Inc.*	$3,785,339
26,300	R.H. Donnelley Corp.*	1,140,105
85,650	ValueClick, Inc.*	937,867
		5,863,311
	Aerospace & Defense (1.1%)
24,800	FLIR Systems, Inc.*	959,016
33,750	Moog Inc. (Class A)*	1,212,637
		2,171,653
	Apparel/Footwear (1.5%)
72,600	Carter's, Inc.*	2,178,000
20,000	Oxford Industries, Inc.	879,000
		3,057,000
	Apparel/Footwear Retail (0.9%)
35,537	Hot Topic, Inc.*	1,031,639
18,000	Urban Outfitters, Inc.*	784,980
		1,816,619
	Biotechnology (6.0%)
25,600	Charles River Laboratories International, Inc.*	1,102,336
18,400	CV Therapeutics, Inc.*	289,248
33,000	Encysive Pharmaceuticals Inc.*	319,440
28,500	Enzon Pharmaceuticals, Inc.*	486,780
53,800	Gen-Probe Inc.*	1,839,422
21,300	IDEXX Laboratories, Inc.*	1,087,791
23,100	ILEX Oncology, Inc.*	577,500
32,000	Ligand Pharmaceuticals Inc. (Class B)*	492,480
16,200	Martek Biosciences Corp.*	963,252
22,200	Medicines Company (The)*	602,952
19,900	MGI Pharma, Inc.*	977,488
18,025	NPS Pharmaceuticals, Inc.*	540,209
17,900	Onyx Pharmaceuticals, Inc.*	658,720
19,200	OSI Pharmaceuticals Inc.*	628,800
26,000	Techne Corp.*	1,052,740
26,850	Telik, Inc.*	631,512
		12,250,670
	Broadcasting (2.0%)
110,250	Citadel Broadcasting Corp.*	2,061,675
112,075	Radio One, Inc. (Class D)*	2,042,006
		4,103,681
	Casino/Gaming (7.1%)
56,145	GTECH Holdings Corp.	$3,297,396
29,500	Kerzner International Ltd. (Bahamas)*	1,135,750
73,900	Lakes Entertainment, Inc.*	2,047,030
17,500	Multimedia Games, Inc.*	735,000
12,750	Nevada Gold & Casinos, Inc.*	188,700
27,100	Shuffle Master, Inc.*	1,129,528
42,200	Station Casinos, Inc.	1,586,720
118,180	Wynn Resorts, Ltd.*	4,294,661
		14,414,785
	Computer Communications (0.3%)
26,650	Emulex Corp.*	617,747
	Computer Peripherals (0.8%)
37,500	Avid Technology, Inc.*	1,592,625
	Discount Stores (0.3%)
24,725	Fred's, Inc.	688,839
	Electronic Components (1.4%)
23,400	Amphenol Corp. (Class A)*	1,447,290
27,800	OmniVision Technologies, Inc.*	785,350
34,700	Plexus Corp.*	664,852
		2,897,492
	Electronic Production Equipment (1.9%)
31,600	Brooks Automation Inc.*	668,972
36,500	Cymer, Inc.*	1,406,710
43,300	Helix Technology Corp.	1,122,769
16,200	Varian Semiconductor Equipment Associates, Inc.*	660,798
		3,859,249
	Engineering & Construction (1.2%)
51,500	Chicago Bridge & Iron Company N.V. (ADR) (Netherlands)	1,444,575
27,900	Washington Group International, Inc.*	1,074,150
		2,518,725
	Financial Publishing/Services (1.0%)
111,000	Interactive Data Corp.*	1,941,390
	Home Building (0.6%)
42,700	Brookfield Homes Corp.	1,214,815

See Notes to Financial Statements

Morgan Stanley Special Growth Fund

Portfolio of Investments February 29, 2004 continued

NUMBER OF SHARES		VALUE
	Home Furnishings (0.4%)
28,700	Select Comfort Corp.*	$776,909
	Household/Personal Care (0.4%)
24,010	Del Laboratories, Inc.*	792,090
	Industrial Machinery (1.3%)
39,200	Actuant Corp. (Class A)*	1,564,472
23,700	Graco Inc.	1,006,302
		2,570,774
	Information Technology Services (1.3%)
39,400	MICROS Systems, Inc.*	1,719,416
34,800	Verint Systems Inc.*	910,368
		2,629,784
	Internet Software/Services (2.7%)
85,900	Akamai Technologies, Inc.*	1,288,500
85,900	CNET Networks, Inc.*	853,846
16,900	MicroStrategy Inc. (Class A)*	1,055,236
83,000	Websense, Inc.*	2,265,900
		5,463,482
	Investment Banks/Brokers (0.6%)
12,200	Chicago Mercantile Exchange (The)	1,137,650
	Investment Managers (0.8%)
19,100	Affiliated Managers Group, Inc.*	1,613,950
	Medical Distributors (0.6%)
112,055	Neoforma, Inc.*	1,240,449
	Medical Specialties (5.7%)
52,600	American Medical System Holdings, Inc.*	1,480,690
129,900	Dade Behring Holdings, Inc.*	5,306,415
18,200	ICU Medical, Inc.*	609,700
42,700	INAMED Corp.*	2,045,330
25,400	Kinetic Concepts Ltd. (Bahamas)*	1,024,890
41,400	Sybron Dental Specialties, Inc.*	1,176,174
		11,643,199
	Medical/Nursing Services (2.9%)
34,869	Apria Healthcare Group, Inc.*	1,090,005
46,200	NeighborCare, Inc.*	1,198,890
116,000	VCA Antech, Inc.*	3,677,200
		5,966,095
	Miscellaneous Commercial Services (2.7%)
31,000	Corporate Executive Board Co. (The)*	$1,545,970
75,600	Navigant Consulting, Inc.*	1,472,688
246,100	SkillSoft PLC (ADR) (Ireland)*	2,465,922
		5,484,580
	Miscellaneous Manufacturing (0.8%)
30,400	Dionex Corp.*	1,608,160
	Oil & Gas Production (4.7%)
4,900	Delta Petroleum Corp.*	45,756
60,500	Evergreen Resources, Inc.*	1,990,450
36,600	Quicksilver Resources Inc.*	1,509,384
189,600	Ultra Petroleum Corp. (Canada)*	5,528,736
17,200	Whiting Petroleum Corp.*	359,480
		9,433,806
	Other Consumer Services (4.1%)
82,500	Autobytel.com, Inc.*	1,155,825
50,400	DeVry, Inc.*	1,497,888
52,800	First Marblehead Corp. (The)*	1,619,904
17,600	ITT Educational Services, Inc.*	668,272
25,300	Roto-Rooter, Inc.	1,427,426
17,850	Strayer Education, Inc.	1,939,581
		8,308,896
	Packaged Software (2.9%)
36,000	FileNET Corp.*	1,018,800
31,500	Hyperion Solutions Corp.*	1,125,810
148,900	Micromuse Inc.*	1,334,144
63,400	Quest Software, Inc.*	999,818
79,000	Red Hat, Inc.*	1,428,320
		5,906,892
	Pharmaceuticals: Generic Drugs (0.9%)
27,900	Taro Pharmaceuticals Industries Ltd. (Israel)*	1,753,515

	Pharmaceuticals: Other (1.0%)
24,000	AtheroGenics, Inc.*	460,800
71,300	Noven Pharmaceuticals, Inc.*	1,659,864
		2,120,664

See Notes to Financial Statements

Morgan Stanley Special Growth Fund

Portfolio of Investments February 29, 2004 continued

NUMBER OF SHARES		VALUE
	Precious Metals (1.7%)
326,800	Coeur D'Alene Mines Corp.*	$2,313,744
70,200	Glamis Gold Ltd. (Canada)*	1,095,822
		3,409,566
	Publishing: Newspapers (1.3%)
22,900	Media General, Inc. (Class A)	1,483,920
23,250	Pulitzer Inc.	1,199,700
		2,683,620
	Real Estate Development (0.2%)
10,800	MI Development, Inc. (Class A)*	317,088
	Recreational Products (1.0%)
10,000	Winnebago Industries, Inc.	667,900
53,600	WMS Industries, Inc.*	1,424,152
		2,092,052
	Regional Banks (1.0%)
50,200	UCBH Holdings, Inc.	1,957,800
	Restaurants (3.9%)
19,500	CEC Entertainment, Inc.*	1,064,115
73,000	Chicago Pizza & Browery, Inc.*	1,064,340
27,525	P.F. Chang's China Bistro, Inc.*	1,339,642
70,350	Sonic Corp.*	2,385,569
100,800	The Steak n Shake Co.*	1,995,840
		7,849,506
	Semiconductors (2.4%)
26,700	Actel Corp.*	659,490
39,450	Integrated Circuit Systems, Inc.*	1,086,453
48,000	Microsemi Corp.*	748,800
48,400	Power Integrations, Inc.*	1,426,832
120,500	Vitesse Semiconductor Corp.*	962,795
		4,884,370
	Services to the Health Industry (4.4%)
19,200	Advisory Board Co. (The)*	692,544
128,500	Eclipsys Corp.*	1,796,430
53,400	NDC Health Corp.	1,543,260
26,260	Specialty Laboratories, Inc.*	313,544
66,600	Stericycle, Inc.*	3,079,584
49,550	VistaCare, Inc. (Class A)*	1,390,869
		8,816,231
	Specialty Insurance (2.1%)
84,100	Assurant, Inc.*	$2,164,734
7,400	Markel Corp.*	2,013,984
		4,178,718
	Specialty Stores (4.9%)
43,400	Brookstone, Inc.*	1,074,150
42,250	Cost Plus, Inc.*	1,636,765
17,575	Dick's Sporting Goods, Inc.*	1,018,823
45,900	PETCO Animal Supplies, Inc.*	1,490,832
36,100	Tractor Supply Co.*	1,545,802
94,300	Tuesday Morning Corp.*	3,111,900
		9,878,272
	Specialty Telecommunications (6.7%)
120,200	IDT Corp. (Class B)*	2,494,150
63,519	NTL, Inc.*	4,354,863
206,400	PTEK Holdings, Inc.*	2,039,232
129,700	SpectraSite, Inc.*	4,747,020
		13,635,265
	Telecommunication Equipment (2.7%)
30,500	Advanced Fibre Communications, Inc.*	747,860
83,400	Andrew Corp.*	1,486,188
43,100	Plantronics, Inc.*	1,720,552
25,900	Sierra Wireless Inc. (Canada)*	709,142
139,800	Sonus Networks, Inc.*	829,014
		5,492,756
	Trucking (0.5%)
25,000	Landstar System, Inc.*	892,250
4,300	Overnite Corp.	94,170
		986,420
	Wholesale Distributors (2.8%)
100,605	Imagistics International Inc.*	4,522,195
32,400	SCP Pool Corp.*	1,174,500
		5,696,695
	Wireless Telecommunications (0.6%)
10,580	NII Holdings, Inc. (Class B)*	1,146,343
	Total Common Stocks (Cost $168,056,585)	200,484,198

See Notes to Financial Statements

Morgan Stanley Special Growth Fund

Portfolio of Investments February 29, 2004 continued

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Short-Term Investment (0.6%) Repurchase Agreement
$1,298	Joint repurchase agreement account 1.03% due 03/01/04 (dated 02/27/04; proceeds $1,298,111) (a) (Cost $1,298,000)	$1,298,000

Total Investments (Cost $169,354,585) (b)	99.6%	201,782,198
Other Assets in Excess of Liabilities	0.4	751,607
Net Assets	100.0%	$202,533,805

ADR	American Depository Receipt.
*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)	The aggregate cost for federal income tax purposes is $169,489,056. The aggregate gross unrealized appreciation is $34,824,928 and the aggregate gross unrealized depreciation is $2,531,786, resulting in net unrealized appreciation of $32,293,142.

See Notes to Financial Statements

Morgan Stanley Special Growth Fund

Financial Statements

Statement of Assets and Liabilities

February 29, 2004

Assets:
Investments in securities, at value (cost $169,354,585)	$201,782,198
Cash	13,798
Receivable for:
Investments sold	5,171,827
Shares of beneficial interest sold	151,014
Dividends	21,221
Prepaid expenses and other assets	57,078
Total Assets	207,197,136
Liabilities:
Payable for:
Investments purchased	3,919,823
Shares of beneficial interest redeemed	370,955
Investment management fee	167,230
Distribution fee	128,326
Accrued expenses and other payables	76,997
Total Liabilities	4,663,331
Net Assets	$202,533,805
Composition of Net Assets:
Paid-in-capital	$450,867,329
Net unrealized appreciation	32,427,613
Accumulated net realized loss	(280,761,137)
Net Assets	$202,533,805
Class A Shares:
Net Assets	$11,026,143
Shares Outstanding (unlimited authorized, $.01 par value)	724,810
Net Asset Value Per Share	$15.21
Maximum Offering Price Per Share,
(net asset value plus 5.54% of net asset value)	$16.05
Class B Shares:
Net Assets	$144,849,502
Shares Outstanding (unlimited authorized, $.01 par value)	10,017,940
Net Asset Value Per Share	$14.46
Class C Shares:
Net Assets	$7,751,427
Shares Outstanding (unlimited authorized, $.01 par value)	537,047
Net Asset Value Per Share	$14.43
Class D Shares:
Net Assets	$38,906,733
Shares Outstanding (unlimited authorized, $.01 par value)	2,521,233
Net Asset Value Per Share	$15.43

See Notes to Financial Statements

Morgan Stanley Special Growth Fund

Financial Statements continued

Statement of Operations

For the year ended February 29, 2004

Net Investment Loss:
Income
Dividends (net of $3,228 foreign withholding tax)	$261,562
Interest	19,699
Total Income	281,261
Expenses
Investment management fee	1,874,720
Distribution fee (Class A shares)	27,822
Distribution fee (Class B shares)	1,328,359
Distribution fee (Class C shares)	67,326
Transfer agent fees and expenses	810,210
Shareholder reports and notices	83,059
Professional fees	55,565
Registration fees	53,041
Custodian fees	38,191
Trustees' fees and expenses	6,832
Other	8,234
Total Expenses	4,353,359
Net Investment Loss	(4,072,098)
Net Realized and Unrealized Gain:
Net realized gain	46,957,554
Net change in unrealized depreciation	38,986,545
Net Gain	85,944,099
Net Increase	$81,872,001

See Notes to Financial Statements

Morgan Stanley Special Growth Fund

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE YEAR ENDED FEBRUARY 29, 2004	FOR THE YEAR ENDED FEBRUARY 28, 2003
Increase (Decrease) in Net Assets:
Operations:
Net investment loss	$(4,072,098)	$(5,185,607)
Net realized gain (loss)	46,957,554	(136,471,712)
Net change in unrealized depreciation	38,986,545	13,316,273
Net Increase (Decrease)	81,872,001	(128,341,046)
Net decrease from transactions in shares of beneficial interest	(35,424,380)	(37,117,689)
Net Increase (Decrease)	46,447,621	(165,458,735)
Net Assets:
Beginning of period	156,086,184	321,544,919
End of Period	$202,533,805	$156,086,184

See Notes to Financial Statements

Morgan Stanley Special Growth Fund

Notes to Financial Statements February 29, 2004

1.   Organization and Accounting Policies

Morgan Stanley Special Growth Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks and other securities convertible into common stocks of small companies with market capitalizations, at the time of purchase, within the capitalization range of securities comprising the Russell 2000 Growth Index. The Fund was organized as a Massachusetts business trust on March 11, 1992 and commenced operations on August 2, 1993. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's

Morgan Stanley Special Growth Fund

Notes to Financial Statements February 29, 2004 continued

Trustees or by the Investment Manager using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 1.0% to the portion of daily net assets not exceeding $1.5 billion; and 0.95% to the portion of daily net assets in excess of $1.5 billion.

Morgan Stanley Special Growth Fund

Notes to Financial Statements February 29, 2004 continued

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A; (ii) Class B – 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C – up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $22,994,372 at February 29, 2004.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended February 29, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended February 29, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $1,033, $231,619 and $3,079, respectively and received $28,226 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended February 29, 2004, aggregated $327,105,821 and $368,316,569, respectively. Included in the aforementioned are purchases and sales of $671,000 and $7,472,509, respectively with other Morgan Stanley funds including a net realized gain of $1,397,756.

Morgan Stanley Special Growth Fund

Notes to Financial Statements February 29, 2004 continued

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At February 29, 2004, the Fund had transfer agent fees and expenses payable of approximately $6,700.

5.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED FEBRUARY 29, 2004		FOR THE YEAR ENDED FEBRUARY 28, 2003
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	638,445	$7,630,889	987,720	$12,701,010
Redeemed	(1,082,910)	(13,079,369)	(673,508)	(8,843,650)
Net increase (decrease) – Class A	(444,465)	(5,448,480)	314,212	3,857,360
CLASS B SHARES
Sold	1,355,968	16,938,182	1,309,652	17,497,072
Redeemed	(3,233,163)	(39,432,317)	(5,820,808)	(71,451,575)
Net decrease – Class B	(1,877,195)	(22,494,135)	(4,511,156)	(53,954,503)
CLASS C SHARES
Sold	181,337	2,263,100	166,535	2,179,439
Redeemed	(230,226)	(2,766,800)	(293,001)	(3,519,887)
Net decrease – Class C	(48,889)	(503,700)	(126,466)	(1,340,448)
CLASS D SHARES
Sold	838,789	10,586,217	2,091,888	29,118,203
Redeemed	(1,356,157)	(17,564,282)	(1,201,463)	(14,798,301)
Net increase (decrease) – Class D	(517,368)	(6,978,065)	890,425	14,319,902
Net decrease in Fund	(2,887,917)	$(35,424,380)	(3,432,985)	$(37,117,689)

6.   Legal Matters

The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to

Morgan Stanley Special Growth Fund

Notes to Financial Statements February 29, 2004 continued

recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants intend to move to dismiss the action and otherwise vigorously to defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

7.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of February 29, 2004, the tax-basis components of accumulated losses were as follows:

Net accumulated earnings	—
Capital loss carryforward*	(280,626,666)
Net unrealized appreciation	32,293,142
Total accumulated losses	$(248,333,524)

* During the year ended February 29, 2004, the Fund utilized $45,726,370 of its net capital loss carryforward. As of February 29, 2004, the Fund had a net capital loss carryforward of $280,626,666 of which $121,165,857 will expire on February 28, 2010 and $159,460,809 will expire on February 28, 2011 to offset future capital gains to the extent provided by regulations.

As of February 29, 2004, the Fund had temporary book/tax differences attributable to capital loss deferrals on wash sales and permanent book/tax differences attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged and net investment loss was credited $4,072,098.

Morgan Stanley Special Growth Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED FEBRUARY 28,
	2004*	2003	2002	2001	2000*
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.64	$16.45	$24.42	$62.72	$23.13
Income (loss) from investment operations:
Net investment loss‡	(0.21)	(0.20)	(0.30)	(0.40)	(0.41)
Net realized and unrealized gain (loss)	5.78	(6.61)	(7.67)	(36.19)	42.93
Total income (loss) from investment operations	5.57	(6.81)	(7.97)	(36.59)	42.52
Less distributions from net realized gain	—	—	—	(1.71)	(2.93)
Net asset value, end of period	$15.21	$9.64	$16.45	$24.42	$62.72
Total Return†	57.78%	(41.40)%	(32.64)%	(59.57)%	191.77%
Ratios to Average Net Assets(1):
Expenses	1.81%	1.76%	1.59%	1.33%	1.40%
Net investment loss	(1.66)%	(1.65)%	(1.40)%	(0.95)%	(1.13)%
Supplemental Data:
Net assets, end of period, in thousands	$11,026	$11,270	$14,064	$21,357	$36,835
Portfolio turnover rate	177%	119%	25%	37%	59%

*	Year ended February 29.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Special Growth Fund

Financial Highlights continued

	FOR THE YEAR ENDED FEBRUARY 28,
	2004*	2003	2002	2001	2000*
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.23	$15.88	$23.76	$61.57	$22.84
Income (loss) from investment operations:
Net investment loss‡	(0.29)	(0.30)	(0.45)	(0.69)	(0.55)
Net realized and unrealized gain (loss)	5.52	(6.35)	(7.43)	(35.41)	42.21
Total income (loss) from investment operations	5.23	(6.65)	(7.88)	(36.10)	41.66
Less distributions from net realized gain	—	—	—	(1.71)	(2.93)
Net asset value, end of period	$14.46	$9.23	$15.88	$23.76	$61.57
Total Return†	56.66%	(41.88)%	(33.16)%	(59.89)%	190.41%
Ratios to Average Net Assets(1):
Expenses	2.56%	2.55%	2.35%	2.03%	1.85%
Net investment loss	(2.41)%	(2.44)%	(2.16)%	(1.65)%	(1.58)%
Supplemental Data:
Net assets, end of period, in thousands	$144,850	$109,784	$260,504	$459,380	$1,069,967
Portfolio turnover rate	177%	119%	25%	37%	59%

*	Year ended February 29.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Special Growth Fund

Financial Highlights continued

	FOR THE YEAR ENDED FEBRUARY 28,
	2004*	2003	2002	2001	2000*
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.21	$15.85	$23.67	$61.40	$22.85
Income (loss) from investment operations:
Net investment loss‡	(0.29)	(0.30)	(0.41)	(0.73)	(0.70)
Net realized and unrealized gain (loss)	5.51	(6.34)	(7.41)	(35.29)	42.18
Total income (loss) from investment operations	5.22	(6.64)	(7.82)	(36.02)	41.48
Less distributions from net realized gain	—	—	—	(1.71)	(2.93)
Net asset value, end of period	$14.43	$9.21	$15.85	$23.67	$61.40
Total Return†	56.79%	(41.78)%	(33.16)%	(59.93)%	189.51%
Ratios to Average Net Assets(1):
Expenses	2.56%	2.55%	2.20%	2.16%	2.18%
Net investment loss	(2.41)%	(2.44)%	(2.01)%	(1.78)%	(1.91)%
Supplemental Data:
Net assets, end of period, in thousands	$7,751	$5,398	$11,294	$19,639	$28,675
Portfolio turnover rate	177%	119%	25%	37%	59%

*	Year ended February 29.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Special Growth Fund

Financial Highlights continued

	FOR THE YEAR ENDED FEBRUARY 28,
	2004*	2003	2002	2001	2000*
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.75	$16.61	$24.60	$63.11	$23.20
Income (loss) from investment operations:
Net investment loss‡	(0.18)	(0.18)	(0.25)	(0.32)	(0.35)
Net realized and unrealized gain (loss)	5.86	(6.68)	(7.74)	(36.48)	43.19
Total income (loss) from investment operations	5.68	(6.86)	(7.99)	(36.80)	42.84
Less distributions from net realized gain	—	—	—	(1.71)	(2.93)
Net asset value, end of period	$15.43	$9.75	$16.61	$24.60	$63.11
Total Return†	58.26%	(41.30)%	(32.48)%	(59.53)%	192.59%
Ratios to Average Net Assets(1):
Expenses	1.56%	1.55%	1.35%	1.16%	1.18%
Net investment loss	(1.41)%	(1.44)%	(1.16)%	(0.78)%	(0.91)%
Supplemental Data:
Net assets, end of period, in thousands	$38,907	$29,634	$35,683	$41,207	$21,570
Portfolio turnover rate	177%	119%	25%	37%	59%

*	Year ended February 29.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Special Growth Fund

Independent Auditors' Report

To the Shareholders and Board of Trustees of
Morgan Stanley Special Growth Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Special Growth Fund (the "Fund"), including the portfolio of investments, as of February 29, 2004, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Special Growth Fund as of February 29, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
April 15, 2004

Morgan Stanley Special Growth Fund

Trustee and Officer Information

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Michael Bozic (63) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 919 Third Avenue New York, NY	Trustee	Since April 1994	Private Investor; Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); formerly variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	208	Director of Weirton Steel Corporation.
Edwin J. Garn (71) c/o Summit Ventures LLC 1 Utah Center 201 S. Main Street Salt Lake City, UT	Trustee	Since January 1993	Director or Trustee of the Retail Funds (since January 1993) and the Institutional Funds (since July 2003); member of the Utah Regional Advisory Board of Pacific Corp.; formerly United States Senator (R-Utah) (1974-1992) and Chairman, Senate Banking Committee (1980-1986), Mayor of Salt Lake City, Utah (1971-1974), Astronaut, Space Shuttle Discovery (April 12-19, 1985), and Vice Chairman, Huntsman Corporation (chemical company).	208	Director of Franklin Covey (time management systems), BMW Bank of North America, Inc. (industrial loan corporation), United Space Alliance (joint venture between Lockheed Martin and the Boeing Company) and Nuskin Asia Pacific (multilevel marketing); member of the board of various civic and charitable organizations.

Wayne E. Hedien (70) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 919 Third Avenue New York, NY	Trustee	Since September 1997	Retired; Director or Trustee of the Retail Funds; (Since September 1997) and the Institutional Funds (since July 2003); formerly associated with the Allstate Companies (1966-1994), most recently as Chairman of The Allstate Corporation (March 1993-December 1994) and Chairman and Chief Executive Officer of its wholly-owned subsidiary, Allstate Insurance Company (July 1989-December 1994).	208	Director of The PMI Group Inc. (private mortgage insurance); Trustee and Vice Chairman of The Field Museum of Natural History; director of various other business and charitable organizations.

Morgan Stanley Special Growth Fund

Trustee and Officer Information continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Dr. Manuel H. Johnson (55) c/o Johnson Smick International, Inc. 2099 Pennsylvania Avenue, N.W. Suite 950 Washington, D.C.	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc., a consulting firm; Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C), an international economic commission; formerly Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	208	Director of NVR, Inc. (home construction); Chairman and Trustee of the Financial Accounting Foundation (oversight organization of the Financial Accounting Standards Board); Director of RBS Greenwich Capital Holdings (financial holding company).

Joseph J. Kearns (61) PMB754 23852 Pacific Coast Highway Malibu, CA	Trustee	Since July 2003	President, Kearns & Associates LLC (investment consulting); Deputy Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); previously Chairman of the Audit Committee of the Institutional Funds (October 2001-July 2003); formerly CFO of the J. Paul Getty Trust.	209	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation, and the UCLA Foundation.
Michael E. Nugent (67) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY	Trustee	Since July 1991	General Partner of Triumph Capital, L.P., a private investment partnership; Chairman of the Insurance Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	208	Director of various business organizations.
Fergus Reid (71) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY	Trustee	Since July 2003	Chairman of Lumelite Plastics Corporation; Chairman of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	209	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by J.P. Morgan Investment Management Inc.

Morgan Stanley Special Growth Fund

Trustee and Officer Information continued

Interested Trustees:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Charles A. Fiumefreddo (70) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Chairman of the Board and Trustee	Since July 1991	Chairman and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); formerly Chief Executive Officer of the Retail Funds (until September 2002).	208	None
James F. Higgins (56) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000); Director of the Distributor and Dean Witter Realty Inc.; previously President and Chief Operating Officer of the Private Client Group of Morgan Stanley (May 1999-August 2000), and President and Chief Operating Officer of Individual Securities of Morgan Stanley (February 1997-May 1999).	208	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).
Philip J. Purcell (60) 1585 Broadway New York, NY	Trustee	Since April 1994	Chairman of the Board of Directors and Chief Executive Officer of Morgan Stanley and Morgan Stanley DW Inc.; Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); Director of the Distributor; Chairman of the Board of Directors and Chief Executive Officer of Novus Credit Services Inc.; Director and/or officer of various Morgan Stanley subsidiaries.	208	Director of American Airlines, Inc. and its parent company, AMR Corporation.

*	This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") (the "Retail Funds").
**	The dates referenced below indicating commencement of services as Director/Trustee for the Retail Funds and the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds") reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds as applicable.
***	The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Manager and any funds that have an investment advisor that is an affiliated person of the Investment Manager (including but not limited to Morgan Stanley Investment Management Inc.

Morgan Stanley Special Growth Fund

Trustee and Officer Information continued

Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Mitchell M. Merin (50) 1221 Avenue of the Americas New York, NY	President	Since May 1999	President and Chief Operating Officer of Morgan Stanley Investment Management Inc.; President, Director and Chief Executive Officer of the Investment Manager and Morgan Stanley Services; Chairman and Director of the Distributor; Chairman and Director of the Transfer Agent; Director of various Morgan Stanley subsidiaries; President of the Institutional Funds (since July 2003) and President of the Retail Funds (since May 1999); Trustee (since July 2003) and President (since December 2002) of the Van Kampen Closed-End Funds; Trustee (since May 1999) and President (since October 2002) of the Van Kampen Open-End Funds.
Ronald E. Robison (65) 1221 Avenue of the Americas New York, NY	Executive Vice President and Principal Executive Officer	Since April 2003	Chief Global Operations Officer and Managing Director of Morgan Stanley Investment Management Inc.; Managing Director of Morgan Stanley & Co. Incorporated; Managing Director of Morgan Stanley; Managing Director, Chief Administrative Officer and Director of the Investment Manager and Morgan Stanley Services; Chief Executive Officer and Director of the Transfer Agent; Managing Director and Director of the Distributor; Executive Vice President and Principal Executive Officer of the Institutional Funds (since July 2003); previously President and Director of the Institutional Funds (March 2001-July 2003).
Barry Fink (49) 1221 Avenue of the Americas New York, NY	Vice President and General Counsel	Since February 1997	General Counsel (since May 2000) and Managing Director (since December 2000) of Morgan Stanley Investment Management; Managing Director (since December 2000), Secretary (since February 1997) and Director (since July 1998) of the Investment Manager and Morgan Stanley Services; Assistant Secretary of Morgan Stanley DW; Vice President of the Institutional Funds (since July 2003); Managing Director, Secretary and Director of the Distributor; previously Secretary of the Retail Funds (February 1997-July 2003); previously Vice President and Assistant General Counsel of the Investment Manager and Morgan Stanley Services (February 1997-December 2001).
Joseph J. McAlinden (61) 1221 Avenue of the Americas New York, NY	Vice President	Since July 1995	Managing Director and Chief Investment Officer of the Investment Manager and Morgan Stanley Investment Management Inc.; Director of the Transfer Agent, Chief Investment Officer of the Van Kampen Funds; Vice President of the Institutional Funds (since July 2003) and the Retail Funds (since July 1995).
Stefanie V. Chang (37) 1221 Avenue of the Americas New York, NY	Vice President	Since July 2003	Executive Director of Morgan Stanley & Co. Incorporated and Morgan Stanley Investment Management Inc. and Vice President of the Institutional Funds (since December 1997) and the Retail Funds (since July 2003); formerly practiced law with the New York law firm of Rogers & Wells (now Clifford Chance US LLP).

Morgan Stanley Special Growth Fund

Trustee and Officer Information continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Francis J. Smith (38) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Manager and Morgan Stanley Services (since December 2001); previously Vice President of the Retail Funds (September 2002-July 2003); previously Vice President of the Investment Manager and Morgan Stanley Services (August 2000-November 2001) and Senior Manager at PricewaterhouseCoopers LLP (January 1998-August 2000).
Thomas F. Caloia (57) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Vice President	Since July 2003	Executive Director (since December 2002) and Assistant Treasurer of the Investment Manager, the Distributor and Morgan Stanley Services; previously Treasurer of the Retail Funds (April 1989-July 2003); formerly First Vice President of the Investment Manager, the Distributor and Morgan Stanley Services.

Mary E. Mullin (36) 1221 Avenue of the Americas New York, NY	Secretary	Since July 2003	Executive Director of Morgan Stanley & Co. Incorporated and Morgan Stanley Investment Management Inc.; Secretary of the Institutional Funds (since June 1999) and the Retail Funds (since July 2003); formerly practiced law with the New York law firms of McDermott, Will & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

*	This is the earliest date the Officer began serving the Retail Funds. Each Officer serves an indefinite term, until his or her successor is elected.
**	The dates referenced below indicating commencement of service as an Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds as applicable.

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President and General Counsel

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Auditors

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Manager

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2004 Morgan Stanley

37892RPT-RA04-00026P-A02/04	MORGAN STANLEY FUNDS
Morgan Stanley Special Growth Fund Annual Report February 29, 2004

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c)  Not applicable.

(d)  Not applicable.

(e)  Not applicable.

(f)

     (1)  The Fund's Code of Ethics is attached hereto as Exhibit A.

     (2)  Not applicable.

     (3)  Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are
"independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under
applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of
Trustees/Directors in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

2004
                                            REGISTRANT     COVERED ENTITIES(1)
   AUDIT FEES ...........................   $ 28,990       N/A

   NON-AUDIT FEES
             AUDIT-RELATED FEES .........   $    684(2)    $ 3,364,576(2)
             TAX FEES ...................   $  5,243(3)    $   652,431(4)
             ALL OTHER FEES .............   $   --         $      --
   TOTAL NON-AUDIT FEES .................   $  5,927       $ 4,017,007

   TOTAL ................................   $ 34,917       $ 4,017,007

2003
                                            REGISTRANT     COVERED ENTITIES(1)
   AUDIT FEES ...........................   $ 29,673       N/A

   NON-AUDIT FEES
             AUDIT-RELATED FEES .........   $  5,657(2)    $ 2,620,902(2)
             TAX FEES ...................   $  4,650(3)    $   302,377(4)
             ALL OTHER FEES .............   $   --         $   423,095(5)
   TOTAL NON-AUDIT FEES .................   $ 10,307       $ 3,346,374

   TOTAL ................................   $ 39,980       $ 3,346,374

N/A- Not applicable, as not required by Item 4.

(1)  Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2)  Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)  Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.

(4)  Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.

(5)  All other fees represent project management for future business applications and improving business and operational processes.

                                       2

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                           AS ADOPTED JULY 31, 2003(1)

1.   STATEMENT OF PRINCIPLES

         The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent
Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

         The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The
SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the
Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee or its delegate ("specific pre-approval"). The Audit
Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the
Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit
Committee.

         The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit
Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit
Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

---------------
1    This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and
     Procedures (the "Policy"), adopted as of the date above, supercedes and replaces all prior versions that may have been adopted from time to time.

                                       3

         The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

         The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent
Auditors' independence.

2.       DELEGATION

         As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members.
The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.       AUDIT SERVICES

         The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the
Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit
Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

         In addition to the annual Audit services engagement approved by the
Audit Committee, the Audit Committee may grant general pre-approval to other
Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3,
N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

         The Audit Committee has pre-approved the Audit services in Appendix
B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

                                       4

4.       AUDIT-RELATED SERVICES

         Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered
Entities or that are traditionally performed by the Independent Auditors.
Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

         The Audit Committee has pre-approved the Audit-related services in
Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the
Audit Committee to which pre-approval has been delegated).

5.       TAX SERVICES

         The Audit Committee believes that the Independent Auditors can provide
Tax services to the Fund and, to the extent they are Covered Services, the
Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the
Independent Auditors may provide such services.

         Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.       ALL OTHER SERVICES

         The Audit Committee believes, based on the SEC's rules prohibiting the
Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

                                       5

         The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit
Committee to which pre-approval has been delegated).

7.       PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

         Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit
Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.       PROCEDURES

         All requests or applications for services to be provided by the
Independent Auditors that do not require specific approval by the Audit
Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief
Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit
Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's
Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

         The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The
Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief
Financial Officer or any member of management.

9.       ADDITIONAL REQUIREMENTS

         The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent
Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with
Independence Standards Board No.

                                       6

1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.      COVERED ENTITIES

         Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the
Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered
Entities would include:

         Morgan Stanley Retail Funds
         ---------------------------
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley & Co. Incorporated
         Morgan Stanley DW Inc.
         Morgan Stanley Investment Management
         Morgan Stanley Investments LP
         Van Kampen Asset Management Inc.
         Morgan Stanley Services Company, Inc.
         Morgan Stanley Distributors Inc.
         Morgan Stanley Trust FSB

         Morgan Stanley Institutional Funds
         ----------------------------------
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investments LP
         Morgan Stanley & Co. Incorporated
         Morgan Stanley Distribution, Inc.
         Morgan Stanley AIP GP LP
         Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May
6, 2003, the audit committee also is required to pre-approve services to Covered
Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit
Committee's pre-approval policies and procedures (attached hereto).

(f)     Not applicable.

(g)    See table above.

(h)    The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the
Registrant and

                                       7

Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

Applicable only for reports covering periods ending on or after the earlier of
(i) the first annual shareholder meeting after January 15, 2004 or (ii) October
31, 2004.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the /Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year
(the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                       8

Item 10 Exhibits
(a) The Code of Ethics for Principal Executive and Senior Financial Officers is
attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Special Growth Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 20, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 20, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 20, 2004

                                       9

                                                                    EXHIBIT 10 A

      CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS
                              ADOPTED JULY 31, 2003

I.   This Code of Ethics (the "Code") for the investment companies within the
     Morgan Stanley complex identified in Exhibit A (collectively, "Funds" and each, a "Fund") applies to each Fund's Principal Executive Officer,
     President, Principal Financial Officer and Treasurer (or persons performing similar functions) ("Covered Officers" each of whom are set forth in
     Exhibit B) for the purpose of promoting:

     o   honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships.

     o   full, fair, accurate, timely and understandable disclosure in reports and documents that a company files with, or submits to, the Securities and Exchange Commission ("SEC") and in other public communications made by the Fund;

     o   compliance with applicable laws and governmental rules and regulations;

     o   prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

     o   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest. Any question about the application of the Code should be referred to the General Counsel or his/her designee (who is set forth in Exhibit C).

II.  COVERED OFFICERS SHOULD HANDLE ETHICALLY ACTUAL AND APPARENT CONFLICTS OF
     INTEREST

                                       10

         OVERVIEW. A "conflict of interest" occurs when a Covered Officer's private interest interferes, or appears to interfere, with the interests of, or his service to, the Fund. For example, a conflict of interest would arise if a
Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fund.

         Certain conflicts of interest arise out of the relationships between
Covered Officers and the Fund and already are subject to conflict of interest provisions in the Investment Company Act of 1940 ("Investment Company Act") and
the Investment Advisers Act of 1940 ("Investment Advisers Act"). For example,
Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as "affiliated persons" (as defined in the Investment Company Act)
of the Fund. The Fund's and its investment adviser's compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside the parameters of this
Code, unless or until the General Counsel determines that any violation of such programs and procedures is also a violation of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts may arise from, or as a result of, the contractual relationship between the Fund and its investment adviser of which the Covered
Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Fund or for the investment adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Fund and its investment adviser. The participation of the Covered
Officers in such activities is inherent in the contractual relationship between the Fund and the investment adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Fund. Thus, if performed in conformity with the provisions of the Investment Company Act and the
Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Funds' Boards of
Directors/Trustees ("Boards") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

         Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company
Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Fund.

         Each Covered Officer must not:

         o   use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly) to the detriment of the Fund;

                                       11

         o   cause the Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Fund; or

         o   use material non-public knowledge of portfolio transactions made or contemplated for, or actions proposed to be taken by, the Fund to trade personally or cause others to trade personally in
             contemplation of the market effect of such transactions.

         Each Covered Officer must, at the time of signing this Code, report to the General Counsel all affiliations or significant business relationships outside the Morgan Stanley complex and must update the report annually.

         Conflict of interest situations should always be approved by the
General Counsel and communicated to the relevant Fund or Fund's Board. Any activity or relationship that would present such a conflict for a Covered
Officer would likely also present a conflict for the Covered Officer if an immediate member of the Covered Officer's family living in the same household engages in such an activity or has such a relationship. Examples of these include:

         o   service or significant business relationships as a director on the board of any public or private company;

         o   accepting directly or indirectly, anything of value, including gifts and gratuities in excess of $100 per year from any person or entity with which the Fund has current or prospective business dealings, not including occasional meals or tickets for theatre or sporting events or other similar entertainment; provided it is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

         o   any ownership interest in, or any consulting or employment relationship with, any of the Fund's service providers, other than its investment adviser, principal underwriter, or any affiliated person thereof; and

         o   a direct or indirect financial interest in commissions, transaction charges or spreads paid by the Fund for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership.

III.     DISCLOSURE AND COMPLIANCE

         o   Each Covered Officer should familiarize himself/herself with the disclosure and compliance requirements generally applicable to the
             Funds;

         o   each Covered Officer must not knowingly misrepresent, or cause others to misrepresent, facts about the Fund to others, whether within or outside the

                                       12

             Fund, including to the Fund's Directors/Trustees and auditors, or to governmental regulators and self-regulatory organizations;

         o   each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and their investment advisers with the goal of promoting full, fair, accurate, timely and understandable
             disclosure in the reports and documents the Funds file with, or submit to, the SEC and in other public communications made by the
             Funds; and

         o   it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by
             applicable laws, rules and regulations.

IV.      REPORTING AND ACCOUNTABILITY

         Each Covered Officer must:

         o   upon adoption of the Code (thereafter as applicable, upon becoming a Covered Officer), affirm in writing to the Boards that he has received, read and understands the Code;

         o   annually thereafter affirm to the Boards that he has complied with the requirements of the Code;

         o   not retaliate against any other Covered Officer, other officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith; and

         o   notify the General Counsel promptly if he/she knows or suspects of any violation of this Code. Failure to do so is itself a violation of this Code.

         The General Counsel is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any waivers(2) sought by a Covered Officer must be considered by the Board of the relevant Fund or
Funds.

         The Funds will follow these procedures in investigating and enforcing this Code:

         o   the General Counsel will take all appropriate action to investigate any potential violations reported to him;

--------------------
2   Item 2 of Form N-CSR defines "waiver" as "the approval by the registrant of a material departure from a provision of the code of ethics."

                                       13

         o   if, after such investigation, the General Counsel believes that no violation has occurred, the General Counsel is not required to take any further action;

         o   any matter that the General Counsel believes is a violation will be reported to the relevant Fund's Audit Committee;

         o   if the directors/trustees/managing general partners who are not
             "interested persons" as defined by the Investment Company Act (the
             "Independent Directors/Trustees/Managing General Partners") of the
             relevant Fund concur that a violation has occurred, they will consider appropriate action, which may include review of, and appropriate modifications to, applicable policies and procedures;
             notification to appropriate personnel of the investment adviser or its board; or a recommendation to dismiss the Covered Officer or other appropriate disciplinary actions;

         o   the Independent Directors/Trustees/Managing General Partners of the
             relevant Fund will be responsible for granting waivers of this
             Code, as appropriate; and

         o   any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Funds, the Funds' investment advisers, principal underwriters, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code unless any provision of this Code conflicts with any applicable federal or state law, in which case the requirements of such law will govern. The Funds' and their investment advisers' and principal underwriters' codes of ethics under Rule 17j-1 under the Investment Company Act and Morgan Stanley's Code of Ethics are separate requirements applying to the
Covered Officers and others, and are not part of this Code.

VI.      AMENDMENTS

         Any amendments to this Code, other than amendments to Exhibits A, B or C, must be approved or ratified by a majority vote of the Board of each
Fund, including a majority of Independent Directors/Trustees/Managing General
Partners.

                                       14

VII.     CONFIDENTIALITY

         All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Independent
Directors/Trustees/Managing General Partners of the relevant Fund or Funds and their counsel, the relevant Fund or Funds and their counsel and the relevant investment adviser and its counsel.

                                       15

VIII.    INTERNAL USE

         The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Fund, as to any fact, circumstance, or legal conclusion

I have read and understand the terms of the above Code. I recognize the responsibilities and obligations incurred by me as a result of my being subject to the Code. I hereby agree to abide by the above Code.

-------------------------

Date:_____________________

                                       16

                                    EXHIBIT B

                               INSTITUTIONAL FUNDS
                                COVERED OFFICERS

                          Mitchell M. Merin - President
  Ronald E. Robison - Executive Vice President and Principal Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer

                                  RETAIL FUNDS
                                COVERED OFFICERS

                          Mitchell M. Merin - President
  Ronald E. Robison - Executive Vice President and Principal Executive Officer
               Frank Smith - Chief Financial Officer and Treasurer

                                       17

                                    EXHIBIT C

                                 GENERAL COUNSEL

                                   Barry Fink

                                       18

                                                                   EXHIBIT 10 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS

I, Ronald E. Robison, certify that:

1.  I have reviewed this report on Form N-CSR of Morgan Stanley Special Growth
    Fund;

2.  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.  Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.  The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a)  designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b) Omitted.]

c)  evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within
    90 days prior to the filing date of this report based on such evaluation;
    and

d)  disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.  The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)  all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                                       19

b)  any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date:  April 20, 2004

                                                  /s/ Ronald E. Robison
                                                  Ronald E. Robison
                                                  Principal Executive Officer

                                       20

                                                                   EXHIBIT 10 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS

I, Francis Smith, certify that:

6.  I have reviewed this report on Form N-CSR of Morgan Stanley Special Growth
    Fund;

7.  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

8.  Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

9.  The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

b)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b) Omitted.]

e)  evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within
    90 days prior to the filing date of this report based on such evaluation;
    and

f)  disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

10. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

c)  all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                                       21

d)  any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date:  April 20, 2004

                                                   /s/ Francis Smith
                                                   Francis Smith
                                                   Principal Financial Officer

                                       22

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Special Growth Fund

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended February 29, 2004 that is accompanied by this certification, the undersigned hereby certifies that:

1.  The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

2.  The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: April 20, 2004                              /s/ Ronald E. Robison
                                                  ---------------------------
                                                  Ronald E. Robison
                                                  Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Special Growth Fund and will be retained by Morgan
Stanley Special Growth Fund and furnished to the Securities and Exchange
Commission or its staff upon request.

                                       23

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Special Growth Fund

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended February 29, 2004 that is accompanied by this certification, the undersigned hereby certifies that:

1.  The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

2.  The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: April 20, 2004                             /s/ Francis Smith
                                                 ----------------------
                                                 Francis Smith
                                                 Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Special Growth Fund and will be retained by Morgan
Stanley Special Growth Fund and furnished to the Securities and Exchange
Commission or its staff upon request.

                                       24